  As filed with the Securities and Exchange Commission on October 21, 2005.

                                                           File No. 033-19421
                                                                    811-05439

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                  [ ]
                                     -------
         Post-Effective Amendment No.   30                            [X]
                                      ------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                  Amendment No.   147                                 [X]
                                --------

                               VARIABLE ACCOUNT D
                           (Exact Name of Registrant)

                        UNION SECURITY INSURANCE COMPANY
                               (Name of Depositor)

                              576 BIELENBERG DRIVE
                               WOODBURY, MN 55125
                   (Address of Depositor's Principal Offices)

                                 (651) 631-5590
               (Depositor's Telephone Number, Including Area Code)

                             Christopher M. Grinnell
                         Hartford Life Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

 It is proposed that this filing will become effective:

     _____  immediately upon filing pursuant to paragraph (b) of Rule 485
     __X__  on November 1, 2005 pursuant to paragraph (b) of Rule 485
     _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     _____  on ___________, pursuant to paragraph (a)(1) of Rule 485
     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectuses and Statements of Additional Information (including all financial statements) for the variable annuities in the Registration Statement on Form N-4 (File No. 033-19421) are incorporated in Part A of this Post-Effective Amendment No. 30 by reference to Post-Effective Amendment
No. 28, as filed on April 15, 2005, and declared effective on May 2, 2005.

Supplements to the aforementioned prospectuses, dated November 1, 2005, are included in Part A of this Post-Effective Amendment No. 30.

                                    PART A

                             OPPORTUNITY VARIABLE ANNUITY
                             OPPORTUNITY+ VARIABLE ANNUITY
                                  VARIABLE ACCOUNT D
                           UNION SECURITY INSURANCE COMPANY

                                   FILE NO. 33-19421



    SUPPLEMENTS DATED NOVEMBER 1, 2005 TO THE PROSPECTUS DATED MAY 2, 2005

      SUPPLEMENT DATED NOVEMBER 1, 2005 TO THE PROSPECTUS DATED MAY 2, 2005

Effective November 1, 2005, the prospectuses for the underlying Funds may no longer be bound together with the prospectus for your Contract. You may obtain a copy of the Fund's prospectus by contacting us.

Effective November 1, 2005, the following changes are made to disclosure in the Section entitled "The Contract:"

Under the sub-section entitled "What Restrictions Are There on My Ability to Make a Sub-Account Transfer?" the last paragraph is deleted and replaced with the following:

     Hartford attempts to curb frequent transfers in the following ways:

     --   20 Transfer Rule; and
     --   Abusive Transfer Policy.

Under the sub-section entitled "Abusive Transfer Policy," the following is added as the fifth bullet in the second paragraph:

     -- the policies and procedures of a potentially affected underlying Fund regarding frequent trading.

Under the sub-section entitled "Abusive Transfer Policy," the following disclosure is added as the second to last paragraph:

     Upon request by an underlying Fund, and subject to applicable law, we may provide the underlying Fund with the Tax Identification Number, and other identifying information contained in our records, of Contract Owners that engaged in Sub-Account transfers that resulted in our purchase, redemption, transfer or exchange of the shares of that underlying Fund.

Under the sub-section entitled "Third Party Transfer Service Agreements," the first sentence is deleted and replaced with the following:

     In the past, Contract Owners that made an initial Premium Payment of $1 million or more, or who were acting on behalf of multiple Contract Owners with aggregate Contract values of $2 million or more, were required to sign a separate agreement with us that included additional restrictions on their ability to request Sub-Account transfers.


  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5300

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b)  Exhibits:

          (1) Resolution of the Board of Directors of Fortis Benefits Insurance Company authorizing the establishment of Variable Account D.(1)

          (2)  Not applicable.
          (3)  (a) Form of Principal Underwriter and Servicing Agreement.(1)

               (b) Form of Dealer Sales Agreement.(1)

          (4)  Form of Variable Annuity Contract.(2)

          (5)  Form of Application.(3)

          (6) (a) Restated Articles of Incorporation of Fortis Benefits Insurance Company.(4)

               (b) Restated By-laws of Fortis Benefits Insurance Company.(4)

               (c) Articles of Amendment of Fortis Benefits Insurance Company.

               (d) Amendment to the Restated Bylaws of Fortis Benefits
                   Insurance Company.

          (7)  Reinsurance Contract and Administrative Services Agreement.(1)

          (8)  Form of Participation Agreement.(1)

          (9) Opinion and consent of Douglas R. Lowe, Esq., corporate counsel of Union Security Insurance Company.

          (10) (a) Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm.

          (10) (b) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm.

          (11) No Financial Statements are omitted.

          (12) Not applicable.

          (99) Copy of Power of Attorney.

----------

         (1) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement File No. 333-79701 filed with the Commission on April 19, 2002.

         (2) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement File No. 33-19421 filed with the Commission on April 28, 1998.

         (3) Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement, File No. 33-19421, dated April 19, 2002.

         (4) Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement File No. 333-79701 filed with the Commission on April 15, 2005.

Item 25. Directors and Officers of Depositor

-------------------------------------------- -----------------------------------------------------------------
NAME AND ADDRESS                             POSITION AND OFFICES WITH DEPOSITOR
-------------------------------------------- -----------------------------------------------------------------
Robert Brian Pollock (1)                     President and Chief Executive Officer, and Director
-------------------------------------------- -----------------------------------------------------------------
Michael John Peninger (2)                    Executive Vice President (President - Group Nonmedical), Director
-------------------------------------------- -----------------------------------------------------------------
J. Kerry Clayton (1)                         Chairman of the Board, Director
-------------------------------------------- -----------------------------------------------------------------
Alan W. Feagin (3)                           Executive Vice President and Director
-------------------------------------------- -----------------------------------------------------------------
Lesley G. Silvester (1)                      Director
-------------------------------------------- -----------------------------------------------------------------
Ranell M. Jacobson (4)                       Treasurer
-------------------------------------------- -----------------------------------------------------------------

(1)  Address:  Assurant, Inc., One Chase Manhattan Plaza, New York, NY 10005.

(2)  Address:  2323 Grand Boulevard, Kansas City, MO 64108.

(3)  Address:  10 Glenlake Parkway NE, Suite 500, Atlanta, GA 30328.

(4)  Address: 576 Bielenberg Drive, Woodbury, MN 55125.

Item 26. Persons Controlled By Or Under Control With The Depositor Or Registrant. Incorporated by reference to Post-Effective
          Amendment No. 12 to the to the Registration Statement
          File No. 333-79701 filed with the Commission on April 15, 2005.

Items 27. Number Of Contract Owners

          As of August 31, 2005 there were 71,247 Contract Owners.

Item 28.  Indemnification

          Union Security's By-Laws provide for indemnity and payment of expenses of Union Security's officers, directors and employees in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable Iowa law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and in a manner that he reasonably believed to be in the best interests of the Company and if such person has received no improper personal benefit, and in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful.

          There are agreements in place under which the underwriter and affiliated persons of the Registrant may be indemnified against liabilities arising out of acts or omissions in connection with the offer of the Contracts; provided however, that so such indemnity will be made to the underwriter or affiliated persons of the Registrant for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence.

          Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) Woodbury Financial Services, Inc. acts as the principal underwriter for the following registered investment companies:

          Union Security Life Insurance Company of New York - Separate Account A Union Security Insurance Company - Variable Account C
          Union Security Insurance Company - Variable Account D

          (b) Officers and Directors of Woodbury Financial Services, Inc.:

          NAME AND PRINCIPAL BUSINESS ADDRESS                 TITLE
          -----------------------------------                 -----
         Richard Fergesen*                                   Chief Financial Officer, Treasurer,
                                                             Assistant Financial Principal Director and
         Walter R. White*                                    Chief Operating Officer


         Brian Murphy*                                       Director, President and Chief
                                                             Executive Officer
         Mark Cadalbert*                                     Chief Compliance Officer
         Sarah J.Harding*                                    Assistant Secretary
         John C. Walters**                                   Director
         Richard G Costello***                               Assistant Secretary

----------
          *   Address: 500 Bielenberg Drive, Woodbury, MN 55125.
          **  200 Hopmeadow Street, Simsbury CT 06089.
          *** Hartford Plaza, Hartford, CT 06115.

          (c)  None.

Item 30.  Location of Accounts and Records

          The accounts, books, records or other documents required to be kept by
          Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the following:

          Union Security Insurance Company:                576 Bielenberg Drive, Woodbury, MN 55125
          Woodbury Financial Services, Inc.:               500 Bielenberg Drive, Woodbury, MN 55125
          Hartford Administrative Services Company         500 Bielenberg Drive, Woodbury, MN 55125

Item 31.  Management Services

          Effective April 1, 2001, Union Security contracted the administrative servicing obligations for the contracts to Hartford Life and Annuity Insurance Company ("Hartford Life"), a subsidiary of The Hartford Financial Services Group. Although Union Security remains responsible for all contract terms and conditions, Hartford Life is responsible for servicing the contracts, including the payment of benefits, oversight of investment management of the assets supporting the fixed account portion of the contract and overall contract administration. This was part of a larger transaction whereby Hartford Life reinsured all of the individual life insurance and annuity business of Union Security.

Item 32.  Undertakings

          (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) The Depositor hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, County of Hartford, and State of Connecticut on this 21st day of October, 2005.

VARIABLE ACCOUNT D OF
UNION SECURITY INSURANCE COMPANY
(Registrant)

By:     Robert B. Pollock
     ---------------------------------
        Robert B. Pollock, President*


UNION SECURITY INSURANCE COMPANY      *By: /s/ Christopher M. Grinnell
(Depositor)                                ----------------------------
                                             Christopher M. Grinnell
By:     Robert B. Pollock                       Attorney-in-Fact
     ---------------------------------
        Robert B. Pollock, President*


Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, in the capacities and on the date indicated.

J. Kerry Clayton
    Chairman of the Board, Director
Alan W. Feagin
    Director*
Robert B. Pollock                       *By: /s/ Christopher M. Grinnell
    President and Director                  ----------------------------
    Chief Executive Officer*                  Christopher M. Grinnell
Michael J. Peninger                              Attorney-in-Fact
    Director*
Ranell M. Jacobson
    Treasurer, Principal Accounting      Date: October 21, 2005
    Officer, and Principal Financial
    Officer*
Lesley G. Silvester
    Director*

    33-19421

                                  EXHIBIT INDEX

6(c)  Articles of Amendment of Fortis Benefits Insurance Company.

6(d)  Amendment to the Restated Bylaws of Fortis Benefits Insurance Company.

9 Opinion and Consent of Douglas R. Lowe, Esq., corporate counsel of Fortis Benefits Insurance Company.

10(a) Consent of PricewaterhouseCoopers LLP, Independent Registered Public
      Accounting Firm

10(b) Consent of Deloitte & Touche, Independent Registered Public Accounting
      Firm

99    Copy of Power of Attorney.